MINERAL PROPERTY INTERESTS (Tables)	12 Months Ended
Jan. 31, 2013
Mineral Property Interests [Table Text Block]
				December
	Years			21, 2001
	Ended			(Inception) to
	January 31,			January 31,
	2013	2012	2011	2013

Pinguino Project:
Assaying, testing and analysis	$178,337	$256,359	$147,444	$1,150,093
Camp, salaries and supplies	1,841,027	1,674,527	601,174	5,751,273
Claim maintenance	31,243	59,626	28,602	137,859
Drilling	1,680,359	3,020,527	1,443,459	10,312,761
Engineering	666,707	330,095	131,160	1,127,962
Environmental	35,518	139,647	-	175,165
Geological and geophysical	281,229	261,902	230,050	1,587,268
Metallurgical	264,543	1,064	69,437	335,044
Travel and accommodation	35,736	94,693	48,940	307,325
	5,014,699	5,838,440	2,700,266	20,884,750
Condor Project:
Camp and field supplies	8,260	26,097	-	34,555
Claim maintenance	12,435	18,858	-	38,821
Geological and geophysical	15,712	90,615	-	110,512
	36,407	135,570	-	183,888
Contreras and other Santa Cruz Projects:
Assaying, testing and analysis	-	-	60,247	60,247
Camp and field supplies	5,013	1,548	169,916	176,477
Claim maintenance	12,646	-	-	34,497
Environmental	4,900	-	-	4,900
Geological and geophysical	248	98,129	33,830	132,207
Travel and accommodation	-	-	28,814	28,814
	22,807	99,677	292,807	437,142
Rio Negro Project:
Assaying, testing and analysis	496	-	-	496
Camp and field supplies	13,476	-	-	65,312
Claim maintenance	54,301	8,499	-	69,908
Geological and geophysical	602	-	-	40,435
Travel and accommodation	818	-	303	10,735
	69,693	8,499	303	186,886

British Columbia Claims and other:	4,067	3,781	324	39,577
	$5,147,673	$6,085,967 $2,993,700		$21,732,243